Organization and Business Description	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Able View Global Inc. (“Able View Global”, or the “Company”) was incorporated as a private company under the laws of Cayman Island on October 11, 2022, as a direct wholly owned subsidiary of Able View Inc. (“Ableview Cayman”). Ableview Cayman was incorporated on January 21, 2021 under the laws of the Cayman Islands as an exempted company with limited liability.

The Company, through its subsidiaries (herein the subsidiaries are collectively referred to as the “Operating Subsidiaries”) are engaged in importing and selling cosmetics and other beauty products to E-commerce platforms and distributor customers, as well as individual customers, and provision of operation services for online stores owned by customers.

As of December 31, 2025, the Company’s major operating entities were comprised of the following:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Ableview Brands Limited (“Ableview Brands”)	February 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”)	May 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”)	November 18, 2015	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”)	May 28, 2015	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”)	November 16, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”)	December 7, 2022	Singapore	100%	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”)	November 24, 2020	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”)	October 14, 2020	PRC	100%	Importing and selling cosmetics and other beauty products
Wuhan Jingtong Trading Co., Ltd. (“Wuhan Jingtong”)	May 16, 2025	PRC	100%	Importing and selling cosmetics and other beauty products

Reverse recapitalization

On August 17, 2023, Able View Global consummated the transactions contemplated by that certain Business Combination Agreement, dated as of November 21, 2022 (the “Business Combination Agreement”) modified by that certain Waiver Agreement, dated as of June 12, 2023, by and among (i) the Company, (ii) Hainan Manaslu Acquisition Corp. (“HMAC”), (iii) Ableview Cayman, (iv) Able View Corporation Inc., a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Merger Sub”), and (v) each of the holders of Ableview Cayman’s outstanding shares (collectively, the “Sellers”).

HMAC is a blank check company incorporated as a Cayman Islands exempted company on September 10, 2021, and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The registration statement for HMAC’s Initial Public Offering (“Initial Public Offering”) was declared effective on August 10, 2022.

On August 17, 2023, the closing date of the Business Combination (as defined below), pursuant to the Business Combination Agreement, (a) HMAC merged with Merger Sub, with HMAC continuing as the surviving entity in the merger (the “Merger”), as a result of which: (i) HMAC became a wholly-owned subsidiary of the Company and (ii) each issued and outstanding security of HMAC immediately prior to the consummation of the Merger was no longer outstanding and automatically cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of the Company, and (b) the Company acquired all of the issued and outstanding shares of Ableview Cayman held by the Sellers in exchange for the Class A Ordinary Shares and Class B Ordinary Shares of the Company (“Business Combination”). As a result of the above transactions, HMAC and Ableview Cayman each became a wholly-owned subsidiary of the Company.

Upon closing of the Business Combination, the Company acquired all of the issued and outstanding securities of Ableview Cayman in exchange for (i) 24,871,433 of the Company’s Class A Ordinary Shares, (ii) 17,487,800 of the Company’s Class B Ordinary Shares, and (iii) earn out payments consisting of up to an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2023 are equal to or in excess of $170 million, and an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2024 are in equal to or in excess of $200 million. For the years ended December 31, 2024 and 2023, the performance condition was not met based on the consolidated statements of operations. As of the date of issuance of the consolidated financial statements, the contingent consideration expired, the contingent consideration expired.

After giving effect to the Business Combination and the issuance of the Class A Ordinary Shares and Class B Ordinary Shares described above, there are 24,871,433 shares of Class A Ordinary Shares issued and outstanding, and 17,487,800 shares of Class B Ordinary Shares issued and outstanding.

Able View Global has also capitalized offering cost of $3,472,759, which was recorded as reduction against additional paid-in capital.

The reverse recapitalization is equivalent to the issuance of securities by the Company for the net monetary assets of HMAC, accompanied by a recapitalization. The Company debited equity for the fair value of the net liabilities of HMAC. In the subsequent financial statements after the Business Combination, the amounts of assets and liabilities for the period before the reverse recapitalization in financial statements, are presented as the Company’s and recognized and measured at their pre-combination carrying amounts.

Disposal of HMAC

On December 18, 2023, HMAC ceased being a subsidiary of the Company as a result of it being disposed to a third party. HMAC was a holding company. The management believed the disposal of HMAC does not represent a strategic shift, in both operating and financing aspects, because it is not changing the way it is running its business. The Company has not shifted the nature of its operations or the major geographic market area. The management believed the deconsolidation of HMAC does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The disposal is not accounted for as discontinued operations in accordance with ASC 205-20. On closing of Business Combination with HMAC, the Company debited equity for the fair value of the net liabilities of HMAC. On disposal of HMAC, the Company credited additional paid-in capital of $472,631 from disposal of HMAC, which represented the difference between the consideration of $nil and HMAC’s net liability as of the disposal date.

Disposal of Shanghai Jingyue Trading Co., Ltd. (“Shanghai Jingyue”)

On June 27, 2025, the Company disposed of Shanghai Jingyue to an unrelated third party (the “Buyer”). The management believed the disposal of Shanghai Jingyue represented a strategic shift, which had a major effect on the Company’s operations and financial results, and was accounted for as discontinued operations in accordance with ASC 205-20.

Receipt of Nasdaq Notification Regarding Minimum Bid Price Deficiency

On December 4, 2025, the Company received a notification letter from the Nasdaq Listing Qualifications Department (“Nasdaq”), notifying the Company that it is not in compliance with the minimum bid price requirement from October 22, 2025 through December 3, 2025. As set forth in the Nasdaq Listing Rules 5550(a)(2) (the “Nasdaq Listing Rule”), it requires that the closing bid price for the Company’s ordinary shares listed on the Nasdaq be maintained at a minimum of USD$1.00 and failure to meet it for 30 consecutive trading days constitutes a compliance deficiency.

The notification has no immediate effect on the listing of the Company’s ordinary shares on Nasdaq.

In accordance with the Nasdaq Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days from the date of notification, or until June 2, 2026, to regain compliance with the minimum bid price requirement, during which time the Company’s ordinary shares will continue to trade on the Nasdaq Capital Market. If at any time during this 180-day period, or before June 2, 2026, the closing bid price of the Company’s ordinary shares is at least USD$1.00 per share for a minimum of ten consecutive business days, Nasdaq will provide written notification that the Company has achieved compliance with the minimum bid price requirement. In the event the Company does not regain compliance by June 2, 2026, the Company may be eligible for additional time to regain compliance, if the Company provides written notice of its intention to cure the deficiency during the second compliance period and is in compliance with the continued listing requirement for the market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement. If it appears to the staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that its securities will be subject to delisting, and the Company may appeal such determination to a hearing panel. In addition, if during the first compliance period, or the second compliance period (if any), the Company’s ordinary shares have a closing bid price of USD$0.10 or less for ten consecutive trading days, Nasdaq will issue a Staff Delisting Determination under Rule 5810 with respect to the ordinary shares.

The Company intends to monitor the closing bid price of its ordinary shares between now and June 2, 2026. In the event the Company is not eligible for additional time to regain compliance with the Nasdaq requirements towards the end of the first compliance period, the Company’s board of directors will consider options that may be available to achieve compliance.